COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) - USD ($) $ in Thousands	Jan. 02, 2017	Dec. 31, 2016
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs		$ 165
Limco Piedmont Inc [Member]
Guarantees:
Bank guarantee to secure liability to lessor		668
Turbochrome Ltd. [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs		$ 260
Turbochrome Ltd. [Member] | Subsequent Event [Member]
Guarantees:
Bank guarantee to secure liability reduce to Israeli customs	$ 130